Other Receivables and Prepayments (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Referral services	$ 98,762
Advance to service providers	458,702	196,456
Deposits for leases due within one operating period	1,905	2,982
Interest receivables	138,432	415,791
Others	110,796	6,003
Other Receivables and Prepayments	621,232	808,597
Allowance for doubtful accounts		(103,433)
Total	$ 808,597	$ 621,232